Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Deferred tax assets, valuation allowance	$ 0	$ 0
Valuation allowance, deferred tax asset, increase (decrease), amount	0	635,000
Total U.S. state operating loss carryforwards	7,191,000	564,000
Uncertain tax positions	0	0
Increase (decrease) in income taxes receivable	171,000
Increase in valuation allowance		(635,000)
ADIT EDTECH ACQUISITION CORP [Member]
Income Tax [Line Items]
Deferred tax assets, valuation allowance	321,981	170,539
Uncertain tax positions	0	0
Increase in valuation allowance	151,332	170,539
ADIT EDTECH ACQUISITION CORP [Member] | U.S. Federal
Income Tax [Line Items]
Net operating loss carryovers	$ 0	$ 85,006